Pension Plans and Other Postretirement Benefit Plans - Weighted-Average Assumptions (Details)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Pension Plans
Discount rate used to determine benefit obligations
Discount rate	5.34%	4.86%
Interest crediting rate	3.77%	2.76%
Discount rate used to determine net periodic benefit cost
Discount rate - projected benefit obligation	4.86%	2.87%	2.84%
Discount rate - service cost	4.97%	3.11%	3.20%
Discount rate - interest cost	4.56%	1.92%	1.92%
Expected long-term return on plan assets	5.92%	4.94%	4.02%
Interest crediting rate	2.76%	2.32%	1.37%
Postretirement Plan
Discount rate used to determine benefit obligations
Discount rate	5.40%	4.62%
Healthcare cost trend rate assumed for next year	7.00%	6.00%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	5.00%	5.00%	5.00%
Discount rate used to determine net periodic benefit cost
Discount rate - projected benefit obligation	4.63%	2.17%	2.09%
Discount rate - service cost	4.89%	2.65%	2.15%
Discount rate - interest cost	4.28%	1.51%	1.23%
Healthcare cost trend rate assumed for next year	6.00%	6.25%	6.50%
Rate to which the cost trend rate is assumed to decline (the ultimate trend rate)	5.00%	5.00%	5.00%